Segment Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Disclosures [Abstract]
Segment Disclosures

16. Segment Disclosures

During the nine months ended September 30, 2024 and 2023, the Company had three operating segments including:

●	Cybersecurity, which is comprised of HWN and Cyberlabs.

●	SVC, which consists of the Company’s SVC subsidiary.

●	Corporate, which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates all reporting segments in one geographical area (the United States).

Financial statement information by operating segment for the three and nine months ended September 30, 2024 is presented below:

	Three Months Ended September 30, 2024				Nine Months Ended September 30, 2024
	Corporate	Cybersecurity	SVC	Total	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$1,044,744	$1,006,928	$2,051,672	$-	$3,137,138	$2,913,655	$6,050,793
Operating (loss) income	(427,476)	(1,104,457)	(38,177)	(1,570,110)	(1,059,650)	(4,880,607)	(160,892)	(6,101,149)
Interest expense	46,920	3,275	-	50,195	398,579	638,689	-	1,037,268
Depreciation and amortization	-	44,928	141,494	186,422	-	195,317	412,966	608,283
Total assets as of September 30, 2024	14,865	2,098,766	5,730,571	7,844,202	14,865	2,098,766	5,730,571	7,844,202

Financial statement information by operating segment for the three and nine months ended September 30, 2023 is presented below:

	Three Months Ended September 30, 2023				Nine Months Ended September 30, 2023
	Corporate	Cybersecurity	SVC	Total	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$934,861	$1,039,603	$1,974,464	$-	$2,902,247	$2,720,857	$5,623,104
Operating loss	(570,900)	(2,196,637)	153,962	(2,613,575)	(2,294,299)	(5,005,406)	(93,370)	(7,393,075)
Interest expense	(471,506)	1,589,112	-	1,117,606	(254,200)	1,959,859	-	1,705,659
Depreciation and amortization	-	47,365	150,843	198,208	-	161,575	452,523	614,098
Total assets as of December 31, 2023	14,929	3,361,863	5,825,951	9,202,743	14,929	3,361,863	5,825,951	9,202,743

17. Segment Disclosures

During the years ended December 31, 2023 and 2022, the Company had three operating segments including:

●	Technology, which is comprised of AWS PR, Tropical, Cyberlabs, and HWN.

●	SVC, which consists of the Company’s SVC subsidiary.

●	Corporate, which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates the SVC and Corporate reporting segments in one geographical area (the United States) and the AWS PR/ Tropical/Cyberlabs/HWN operating segment in two geographical areas (the United States and Puerto Rico).

Financial statement information by operating segment for the year ended December 31, 2023 is presented below:

	Year Ended December 31, 2023
	Corporate	Technology	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating loss	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	262,318	589,194	851,512
Total assets as of December 31, 2023	14,929	3,366,938	5,825,951	9,207,818

Geographic information as of and for the year ended December 31, 2023 is presented below:

	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023

Puerto Rico and Canada	$-	$-
United States	6,906,160	8,087,043
Consolidated total	6,906,160	8,087,043

Financial statement information by operating segment for the year ended December 31, 2022 is presented below:

	Year Ended December 31, 2022
	Corporate	Technology	SVC	Total

Net sales	$-	$2,265,444	$6,299,332	$8,564,776
Operating (loss) income	(3,982,007)	(11,164,215)	542,045	(14,604,177)
Interest expense	1,164,641	80,986	97,200	1,342,827
Depreciation and amortization	-	205,498	603,359	808,857
Total assets as of December 31, 2022	606,752	4,720,150	11,427,075	16,753,977

Geographic information as of and for the year ended December 31, 2022 is presented below:

	Revenues For The Year Ended December 31, 2022	Long-lived Assets as of December 31, 2022

Puerto Rico and Canada	$-	$-
United States	8,564,776	14,367,919
Consolidated total	8,564,776	14,367,919